Expense Example, No Redemption - AZL MVP Global Balanced Index Strategy Fund - AZL MVP Global Balanced Index Strategy Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	$ 978